Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$436,196	$232,484
Unrealized gain/loss – Trust	(13,661)	(36,940)
	December 31, 2023	December 31, 2022
Net deferred tax asset	422,535	195,544
Valuation allowance	(436,196)	(232,484)
Deferred tax (liability), net of allowance	$(13,661)	$(36,940)

Schedule of Income Tax Provision

The income tax provision consists of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal
Current	$480,069	$462,271
Deferred	(226,991)	(187,441)

State
Change in valuation allowance	203,712	224,381
Income tax provision	$456,790	$499,211

Schedule of Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liabilities	(11.4)	(17.4)
Business combination expenses	5.8	—
Penalties and interest	0.2	—
Change in valuation allowance	12.6	2.9
Income tax provision	28.2%	6.5%